Janus Investment Fund

Janus Fund

Janus Research Fund

(collectively, the “Funds”)

Supplement dated May 1, 2017

to Currently Effective Prospectuses

Effective May 1, 2017, Janus Fund merged with Janus Research Fund and therefore, Janus Fund is no longer available for purchase. All references to Janus Fund within the Prospectus are hereby deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Fund

Janus Research Fund

(collectively, the “Funds”)

Supplement dated May 1, 2017

to Currently Effective Statement of Additional Information

Effective May 1, 2017, Janus Fund merged with Janus Research Fund and therefore, Janus Fund is no longer available for purchase. All references to Janus Fund within the Statement of Additional Information are hereby deleted.

Please retain this Supplement with your records.